Transactions with Related Parties - Additional Information (Details) - EBP 010 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value	$ 1,369,226	$ 1,303,068
Fees paid	$ 445
Fidelity Management Trust Company | Ashland Inc. Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	454,251	499,309
Fair value	$ 26,641	$ 35,711
Dividend received on common stock	820
Fees paid	$ 445